Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Breakdown of Goodwill by Business
The table below provides a breakdown of goodwill by business.

Goodwill by business (in millions)	Investment Services	Investment and Wealth Management	Other	Consolidated
Balance at Dec. 31, 2018	$8,333	$8,970	$47	$17,350
Foreign currency translation	(1)	37	—	36
Balance at Dec. 31, 2019	$8,332	$9,007	$47	$17,386
Foreign currency translation	77	33	—	110
Other (a)	47	—	(47)	—
Balance at Dec. 31, 2020	$8,456	$9,040	$—	$17,496
(a)    Reflects the transfer of goodwill associated with the Capital Markets business.

Breakdown of Intangible Assets by Business
The table below provides a breakdown of intangible assets by business.

Intangible assets – net carrying amount by business (in millions)	Investment Services	Investment and Wealth Management	Other	Consolidated
Balance at Dec. 31, 2018	$758	$1,613	$849	$3,220
Amortization	(80)	(37)	—	(117)
Foreign currency translation	—	4	—	4
Balance at Dec. 31, 2019	$678	$1,580	$849	$3,107
Acquisition	—	2	—	2
Amortization	(71)	(33)	—	(104)
Foreign currency translation	1	6	—	7
Balance at Dec. 31, 2020	$608	$1,555	$849	$3,012

Breakdown of Intangible Assets by Type
The table below provides a breakdown of intangible assets by type.

Intangible assets	Dec. 31, 2020				Dec. 31, 2019
(in millions)	Gross carrying amount	Accumulated amortization	Net carrying amount	Remaining weighted- average amortization period	Gross carrying amount	Accumulated amortization	Net carrying amount
Subject to amortization: (a)
Customer contracts—Investment Services	$1,435	$(1,199)	$236	10 years	$1,520	$(1,214)	$306
Customer relationships—Investment and Wealth Management	705	(564)	141	10 years	712	(544)	168
Other	59	(15)	44	14 years	64	(16)	48
Total subject to amortization	2,199	(1,778)	421	10 years	2,296	(1,774)	522
Not subject to amortization: (b)
Tradenames	1,295	N/A	1,295	N/A	1,293	N/A	1,293
Customer relationships	1,296	N/A	1,296	N/A	1,292	N/A	1,292
Total not subject to amortization	2,591	N/A	2,591	N/A	2,585	N/A	2,585
Total intangible assets	$4,790	$(1,778)	$3,012	N/A	$4,881	$(1,774)	$3,107
(a)    Excludes fully amortized intangible assets.
(b)    Intangible assets not subject to amortization have an indefinite life.
N/A – Not applicable.

Estimated Annual Amortization Expense
Estimated annual amortization expense for current intangibles for the next five years is as follows:

For the year ended Dec. 31,	Estimated amortization expense (in millions)
2021	$81
2022	63
2023	53
2024	46
2025	39